CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Operations
REVENUES
OPERATING EXPENSES
Research and Development	$ 1,409,971	$ 662,331	$ 3,955,020	$ 864,160
General and administrative	369,070	124,484	1,180,235	53,824
Stock based Compensation	13,226	1,436,781	1,778,223	76,558
Depreciation and amortization	10,090	1,229	26,442	4,734
TOTAL OPERATING EXPENSES	1,802,357	2,224,825	6,939,920	999,276
OTHER INCOME (EXPENSE)
Interest Expense	(400)	(4,338)	(5,691)	(22,829)
Interest Income	2,187	1,114	9,047	$ 13
Change in fair value of derivative liabilities	$ 2,346,151	$ 41,937	720,834
Other Income			18,275
TOTAL OTHER INCOME (EXPENSE)	$ 2,347,938	$ 38,713	742,465	$ (22,816)
NET LOSS	$ 545,581	$ (2,186,112)	$ (6,197,455)	$ (1,022,092)
Basic net income (loss) per share	$ 0.02	$ (0.13)	$ (0.27)	$ (0.08)
Diluted net income per share	$ 0.02	$ (0.13)	$ (0.27)	$ (0.08)
Weighted average number of shares outstanding, basic	25,213,977	17,442,013	23,082,807	12,035,571
Add: Stock Options	1,195,871
Weighted average number of shares outstanding - diluted	26,409,848	17,442,013	23,082,807	12,035,571